Other Loans - Schedule of Other Loans (Details)		Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Debt Instrument [Line Items]
Less: Current portion of long-term loans		$ 856,040	$ 110,182
Long term loan- non-current portion
Loan 1 [Member]
Debt Instrument [Line Items]
Loan	[1]	259,000	33,336
Loan 2 [Member]
Debt Instrument [Line Items]
Loan	[2]	187,040	24,074
Loan 3 [Member]
Debt Instrument [Line Items]
Loan	[3]	$ 410,000	$ 52,772

[1]	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 388,500 (approximately US$ 50,005). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the receivable of the Company.
[2]	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 280,560 (approximately US$ 36,111). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the receivable of the Company.
[3]	On August 30, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 410,000 (approximately US$ 52,772). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the receivable of the Company.